Expense Example, No Redemption	Jul. 31, 2025 USD ($)
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 173
Expense Example, No Redemption, 3 Years	630
Expense Example, No Redemption, 5 Years	1,113
Expense Example, No Redemption, 10 Years	2,447
Integrity Dividend Summit Fund | Integrity Dividend Summit Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	121
Expense Example, No Redemption, 3 Years	594
Expense Example, No Redemption, 5 Years	1,307
Expense Example, No Redemption, 10 Years	3,205
INTEGRITY GROWTH & INCOME FUND | Integrity Growth & Income Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	736
Expense Example, No Redemption, 5 Years	1,297
Expense Example, No Redemption, 10 Years	2,825
Integrity High Income Fund | Integrity High Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	695
Expense Example, No Redemption, 5 Years	1,235
Expense Example, No Redemption, 10 Years	2,709
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	630
Expense Example, No Redemption, 5 Years	1,082
Expense Example, No Redemption, 10 Years	$ 2,337